Offerings - Offering: 1	Nov. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Maximum Aggregate Offering Price	$ 482,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66,647.06
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Based on third-party valuation.